Reverse Capitalization (Details) - USD ($)		12 Months Ended
	Jun. 05, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reverse Capitalization [Line Items]
Net assets (in Dollars)		$ 7,002,000
Share capital (in Dollars)		$ 5,000	$ 1,000
Issued share capital
Total increase shares		124,617,000
Listing expense (in Dollars)		$ 65,381,000
Market price per share (in Dollars per share)	$ 11.4
Transaction-related costs (in Dollars)		$ 10.2	$ 7.2
Namib Ordinary Shares [Member]
Reverse Capitalization [Line Items]
Outstanding share capital		3,927,469
Namib Ordinary Shares [Member]
Reverse Capitalization [Line Items]
Share capital (in Dollars)		$ 4,000
Outstanding share capital		48,869,960
Issued share capital		4,807,469
Total increase shares		53,676,429
Namib Ordinary Shares [Member] | Polar loans [Member]
Reverse Capitalization [Line Items]
Issued share capital		880,000
HCVI Class A Shares [Member]
Reverse Capitalization [Line Items]
Outstanding share capital		107,469
HCVI Class B Shares [Member]
Reverse Capitalization [Line Items]
Outstanding share capital		3,820,000
HCVI Sponsor and Anchor Investors [Member]
Reverse Capitalization [Line Items]
Listing expense (in Dollars)		$ 65,400,000